COMMITMENTS AND CONTINGENCIES - Schedule of Real Estate Properties (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Purchase price	$ 820,000	$ 2,120,000
Net escrow balance	320,400	400,476
Additional rents/fees incurred to extend closing date	17,308	9,808
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase price	820,000	820,000
Closing date	2015-03-31	2015-03-31
Net escrow balance	55,000	55,000
Date escrow opened	2014-06-28	2014-06-28
Additional rents/fees incurred to extend closing date	17,308	9,808
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase price	0	1,300,000
Closing date		2015-03-30
Net escrow balance	265,400	50,000
Date escrow opened	2014-07-21	2014-10-17
Additional rents/fees incurred to extend closing date	0
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase price		0
Net escrow balance		265,400
Date escrow opened		2014-07-21
Additional rents/fees incurred to extend closing date		0
Escrow deposits to be refunded [Member]
Real Estate Properties [Line Items]
Net escrow balance		$ 30,076